CONSERVATIVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 92.6%
Common Stocks — 49.6%
Aerospace & Defense — 1.3%
Airbus SE (France)	1,062	$ 137,878
Arconic, Inc.	19,180	498,680
BAE Systems PLC (United Kingdom)	4,838	33,838
Boeing Co. (The)	26,450	10,063,432
General Dynamics Corp.	12,400	2,265,852
Huntington Ingalls Industries, Inc.	2,200	465,938
L3Harris Technologies, Inc.	10,970	2,288,781
Lockheed Martin Corp.	12,180	4,750,931
MTU Aero Engines AG (Germany)	682	181,505
Northrop Grumman Corp.	8,162	3,059,036
Raytheon Co.	13,900	2,727,041
Safran SA (France)	510	80,304
Textron, Inc.	11,500	563,040
TransDigm Group, Inc.	2,500	1,301,675
United Technologies Corp.	40,202	5,488,377
		33,906,308
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	6,600	559,548
Expeditors International of Washington, Inc.	8,600	638,894
FedEx Corp.	12,180	1,773,043
United Parcel Service, Inc. (Class B Stock)	34,600	4,145,772
		7,117,257
Airlines — 0.2%
Alaska Air Group, Inc.	6,500	421,915
American Airlines Group, Inc.	18,800	507,036
Delta Air Lines, Inc.	30,300	1,745,280
Japan Airlines Co. Ltd. (Japan)	200	5,938
Southwest Airlines Co.	24,400	1,317,844
United Airlines Holdings, Inc.*	11,000	972,510
		4,970,523
Auto Components — 0.1%
Aptiv PLC	12,700	1,110,234
BorgWarner, Inc.	9,600	352,128
Toyota Industries Corp. (Japan)	200	11,541
		1,473,903
Automobiles — 0.2%
Ferrari NV (Italy)	166	25,663
Fiat Chrysler Automobiles NV (United Kingdom)	4,954	64,179
Ford Motor Co.	191,485	1,754,003
General Motors Co.	65,000	2,436,200
Harley-Davidson, Inc.(a)	7,900	284,163
Peugeot SA (France)	6,857	171,025
Subaru Corp. (Japan)	1,000	28,331
Toyota Motor Corp. (Japan)	3,100	208,082
Volkswagen AG (Germany)	45	7,729
		4,979,375
	Shares	Value
Common Stocks (continued)
Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)	33,200	$ 173,027
Bank Leumi Le-Israel BM (Israel)	2,297	16,344
Bank of America Corp.	423,921	12,365,776
Barclays PLC (United Kingdom)	93,787	173,071
BB&T Corp.(a)	37,400	1,996,038
BNP Paribas SA (France)	2,205	107,394
BOC Hong Kong Holdings Ltd. (China)	6,000	20,414
Citigroup, Inc.	113,735	7,856,814
Citizens Financial Group, Inc.	23,600	834,732
Comerica, Inc.	8,200	541,118
Commonwealth Bank of Australia (Australia)	236	12,865
Credit Agricole SA (France)	1,822	22,122
DBS Group Holdings Ltd. (Singapore)	3,500	63,334
DNB ASA (Norway)	8,050	141,772
Fifth Third Bancorp	37,321	1,021,849
First Republic Bank	8,200	792,940
HSBC Holdings PLC (United Kingdom)	14,599	112,026
Huntington Bancshares, Inc.(a)	50,836	725,430
Israel Discount Bank Ltd. (Israel) (Class A Stock)	10,860	47,717
JPMorgan Chase & Co.	160,245	18,859,234
KBC Group NV (Belgium)	377	24,504
KeyCorp	48,500	865,240
M&T Bank Corp.	6,800	1,074,196
Mitsubishi UFJ Financial Group, Inc. (Japan)	43,900	223,604
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,900	38,468
People’s United Financial, Inc.	16,500	257,978
PNC Financial Services Group, Inc. (The)	22,633	3,172,241
Raiffeisen Bank International AG (Austria)	229	5,319
Regions Financial Corp.	48,603	768,899
Resona Holdings, Inc. (Japan)	3,200	13,788
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	15,624	143,640
Societe Generale SA (France)	5,150	141,220
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,700	195,541
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,100	112,382
SunTrust Banks, Inc.	21,700	1,492,960
SVB Financial Group*	2,700	564,165
U.S. Bancorp	73,285	4,055,592
United Overseas Bank Ltd. (Singapore)	4,900	90,983
Wells Fargo & Co.	200,464	10,111,404
Zions Bancorp NA	9,450	420,714
		69,656,855
Beverages — 1.0%
Asahi Group Holdings Ltd. (Japan)	2,000	99,362
Brown-Forman Corp. (Class B Stock)(a)	8,475	532,061
Carlsberg A/S (Denmark) (Class B Stock)	162	23,949
A1

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	190,001	$ 10,343,654
Coca-Cola European Partners PLC (United Kingdom)	3,100	171,895
Constellation Brands, Inc. (Class A Stock)	8,500	1,761,880
Diageo PLC (United Kingdom)	3,668	149,914
Heineken Holding NV (Netherlands)	152	15,132
Kirin Holdings Co. Ltd. (Japan)	1,200	25,449
Molson Coors Brewing Co. (Class B Stock)(a)	9,700	557,750
Monster Beverage Corp.*	19,200	1,114,752
PepsiCo, Inc.	69,307	9,501,990
Treasury Wine Estates Ltd. (Australia)	1,144	14,398
		24,312,186
Biotechnology — 1.0%
AbbVie, Inc.	73,100	5,535,132
Alexion Pharmaceuticals, Inc.*	11,400	1,116,516
Amgen, Inc.	30,337	5,870,513
Biogen, Inc.*	9,660	2,249,041
Celgene Corp.*	35,100	3,485,430
Gilead Sciences, Inc.	63,300	4,011,954
Incyte Corp.*	9,100	675,493
Regeneron Pharmaceuticals, Inc.*	3,940	1,092,956
Vertex Pharmaceuticals, Inc.*	12,900	2,185,518
		26,222,553
Building Products — 0.1%
A.O. Smith Corp.(a)	6,800	324,428
Allegion PLC	4,633	480,210
Cie de Saint-Gobain (France)	775	30,430
Fortune Brands Home & Security, Inc.	6,600	361,020
Johnson Controls International PLC	41,522	1,822,401
Masco Corp.	14,400	600,192
		3,618,681
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	12,082	173,085
Affiliated Managers Group, Inc.	2,800	233,380
Ameriprise Financial, Inc.	6,720	988,512
ASX Ltd. (Australia)	610	33,327
Bank of New York Mellon Corp. (The)	43,058	1,946,652
BlackRock, Inc.(a)	6,000	2,673,840
Cboe Global Markets, Inc.	5,600	643,496
Charles Schwab Corp. (The)	58,150	2,432,414
CME Group, Inc.	17,800	3,761,852
E*TRADE Financial Corp.	11,720	512,047
Franklin Resources, Inc.(a)	13,700	395,382
Goldman Sachs Group, Inc. (The)	16,800	3,481,464
Intercontinental Exchange, Inc.	27,855	2,570,181
Invesco Ltd.	19,200	325,248
London Stock Exchange Group PLC (United Kingdom)	500	44,943
Macquarie Group Ltd. (Australia)	495	43,815
Magellan Financial Group Ltd. (Australia)	3,597	125,020
MarketAxess Holdings, Inc.	1,920	628,800
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Moody’s Corp.	8,350	$ 1,710,331
Morgan Stanley	64,380	2,747,095
MSCI, Inc.	4,200	914,550
Nasdaq, Inc.	5,600	556,360
Northern Trust Corp.	10,600	989,192
Partners Group Holding AG (Switzerland)	30	22,981
Raymond James Financial, Inc.	6,500	535,990
S&P Global, Inc.	12,200	2,988,756
Singapore Exchange Ltd. (Singapore)	21,600	132,451
State Street Corp.	18,600	1,100,934
T. Rowe Price Group, Inc.	11,600	1,325,300
		34,037,398
Chemicals — 1.0%
Air Liquide SA (France)	651	92,743
Air Products & Chemicals, Inc.	11,100	2,462,646
Albemarle Corp.(a)	5,100	354,552
Arkema SA (France)	1,479	137,914
Celanese Corp.	6,300	770,427
CF Industries Holdings, Inc.	10,700	526,440
Corteva, Inc.	36,847	1,031,716
Dow, Inc.	36,847	1,755,759
DuPont de Nemours, Inc.	36,847	2,627,560
Eastman Chemical Co.	7,100	524,193
Ecolab, Inc.	12,800	2,534,912
FMC Corp.	6,800	596,224
International Flavors & Fragrances, Inc.(a)	5,000	613,450
Israel Chemicals Ltd. (Israel)	20,175	100,206
Linde PLC (United Kingdom)	27,100	5,249,812
LyondellBasell Industries NV (Class A Stock)	14,500	1,297,315
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,000	80,723
Mosaic Co. (The)	15,600	319,800
Nippon Paint Holdings Co. Ltd. (Japan)	300	15,754
PPG Industries, Inc.	11,600	1,374,716
Sherwin-Williams Co. (The)	4,050	2,226,973
Shin-Etsu Chemical Co. Ltd. (Japan)	600	64,771
Showa Denko KK (Japan)	200	5,292
Solvay SA (Belgium)	110	11,421
		24,775,319
Commercial Services & Supplies — 0.2%
Cintas Corp.	4,400	1,179,640
Copart, Inc.*	9,800	787,234
Rentokil Initial PLC (United Kingdom)	2,852	16,401
Republic Services, Inc.	10,965	949,021
Rollins, Inc.	6,600	224,862
Waste Management, Inc.	19,542	2,247,330
		5,404,488
Communications Equipment — 0.5%
Arista Networks, Inc.*	2,600	621,192
Cisco Systems, Inc.	213,000	10,524,330
F5 Networks, Inc.*	2,900	407,218

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Juniper Networks, Inc.	16,500	$ 408,375
Motorola Solutions, Inc.	8,389	1,429,569
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,747	37,884
		13,428,568
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	2,769	110,696
Eiffage SA (France)	119	12,336
Jacobs Engineering Group, Inc.(a)	5,900	539,850
Obayashi Corp. (Japan)	14,300	143,267
Quanta Services, Inc.	7,400	279,720
Shimizu Corp. (Japan)	4,800	43,561
Skanska AB (Sweden) (Class B Stock)	525	10,627
Taisei Corp. (Japan)	300	11,681
Vinci SA (France)	774	83,333
		1,235,071
Construction Materials — 0.1%
CRH PLC (Ireland)	1,147	39,491
HeidelbergCement AG (Germany)	900	65,171
Martin Marietta Materials, Inc.	3,100	849,710
Vulcan Materials Co.	6,600	998,184
		1,952,556
Consumer Finance — 0.3%
American Express Co.	33,900	4,009,692
Capital One Financial Corp.	23,561	2,143,580
Discover Financial Services	16,140	1,308,793
Synchrony Financial	31,972	1,089,925
		8,551,990
Containers & Packaging — 0.2%
Amcor PLC	75,650	737,587
Avery Dennison Corp.	4,300	488,351
Ball Corp.	16,400	1,194,084
International Paper Co.	19,373	810,179
Packaging Corp. of America	4,800	509,280
Sealed Air Corp.	8,000	332,080
Westrock Co.	12,344	449,939
		4,521,500
Distributors — 0.0%
Genuine Parts Co.	7,200	717,048
LKQ Corp.*	15,000	471,750
		1,188,798
Diversified Consumer Services — 0.0%
H&R Block, Inc.	8,600	203,132
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	97,190	20,217,464
EXOR NV (Netherlands)	170	11,396
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	13,300	77,354
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	2,000	$ 29,943
		20,336,157
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	361,236	13,669,170
CenturyLink, Inc.(a)	46,279	577,562
Deutsche Telekom AG (Germany)	4,645	77,951
Nippon Telegraph & Telephone Corp. (Japan)	4,100	195,898
Swisscom AG (Switzerland)	36	17,767
Telecom Italia SpA (Italy)*	86,365	49,369
Telecom Italia SpA (Italy), RSP	22,010	12,057
Telefonica SA (Spain)	7,056	53,888
Telenor ASA (Norway)	1,139	22,834
Verizon Communications, Inc.	204,876	12,366,315
		27,042,811
Electric Utilities — 1.1%
Alliant Energy Corp.	11,200	604,016
American Electric Power Co., Inc.	24,760	2,319,764
Chubu Electric Power Co., Inc. (Japan)	2,800	40,652
Duke Energy Corp.(a)	36,261	3,475,980
Edison International	17,600	1,327,392
Enel SpA (Italy)	35,323	264,025
Entergy Corp.	9,500	1,114,920
Evergy, Inc.	12,500	832,000
Eversource Energy(a)	15,900	1,358,973
Exelon Corp.	48,613	2,348,494
FirstEnergy Corp.	25,306	1,220,508
Iberdrola SA (Spain)	9,375	97,489
Kansai Electric Power Co., Inc. (The) (Japan)	10,100	113,151
NextEra Energy, Inc.	23,900	5,568,461
Pinnacle West Capital Corp.	5,900	572,713
PPL Corp.	35,600	1,121,044
Southern Co. (The)	51,600	3,187,332
Xcel Energy, Inc.	25,510	1,655,344
		27,222,258
Electrical Equipment — 0.2%
AMETEK, Inc.	11,500	1,055,930
Eaton Corp. PLC	20,737	1,724,281
Emerson Electric Co.	30,100	2,012,486
Legrand SA (France)	364	25,992
Melrose Industries PLC (United Kingdom)	7,260	17,987
Rockwell Automation, Inc.	6,200	1,021,760
Schneider Electric SE (France)	840	73,648
		5,932,084
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	14,600	1,408,900
CDW Corp.(a)	6,200	764,088
Corning, Inc.	38,500	1,098,020
FLIR Systems, Inc.	6,100	320,799
Halma PLC (United Kingdom)	5,787	140,059
Hitachi Ltd. (Japan)	2,000	74,957

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
IPG Photonics Corp.*(a)	1,700	$ 230,520
Keysight Technologies, Inc.*	9,400	914,150
TE Connectivity Ltd.	16,600	1,546,788
		6,498,281
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	25,098	582,274
Halliburton Co.	41,700	786,045
Helmerich & Payne, Inc.	5,400	216,378
National Oilwell Varco, Inc.	18,400	390,080
Schlumberger Ltd.	67,924	2,320,963
TechnipFMC PLC (United Kingdom)	20,600	497,284
		4,793,024
Entertainment — 0.9%
Activision Blizzard, Inc.	38,300	2,026,836
Electronic Arts, Inc.*	14,700	1,437,954
Netflix, Inc.*	21,770	5,826,087
Nintendo Co. Ltd. (Japan)	200	74,526
Take-Two Interactive Software, Inc.*	5,800	726,972
Viacom, Inc. (Class B Stock)	16,934	406,924
Vivendi SA (France)	1,613	44,240
Walt Disney Co. (The)	88,792	11,571,373
		22,114,912
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.	5,600	862,624
American Tower Corp.	22,000	4,864,860
Apartment Investment & Management Co. (Class A Stock)	7,936	413,783
AvalonBay Communities, Inc.	7,275	1,566,526
Boston Properties, Inc.	7,800	1,011,348
Crown Castle International Corp.	20,800	2,891,408
Digital Realty Trust, Inc.	10,300	1,337,043
Duke Realty Corp.	16,500	560,505
Equinix, Inc.	4,354	2,511,387
Equity Residential	18,400	1,587,184
Essex Property Trust, Inc.	3,350	1,094,277
Extra Space Storage, Inc.	6,400	747,648
Federal Realty Investment Trust	3,700	503,718
Goodman Group (Australia)	17,915	171,788
HCP, Inc.	23,400	833,742
Host Hotels & Resorts, Inc.	34,082	589,278
Iron Mountain, Inc.(a)	13,102	424,374
Kimco Realty Corp.	18,700	390,456
Klepierre SA (France)	841	28,568
Macerich Co. (The)(a)	5,500	173,745
Mid-America Apartment Communities, Inc.	5,800	754,058
Nippon Building Fund, Inc. (Japan)	2	15,367
Prologis, Inc.	31,477	2,682,470
Public Storage	7,600	1,864,052
Realty Income Corp.	15,700	1,203,876
Regency Centers Corp.	8,700	604,563
SBA Communications Corp.	5,700	1,374,555
Segro PLC (United Kingdom)	1,655	16,509
Simon Property Group, Inc.(a)	15,593	2,427,050
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.	4,300	$ 351,525
Stockland (Australia)	3,707	11,415
UDR, Inc.	14,300	693,264
Ventas, Inc.	18,618	1,359,672
Vornado Realty Trust	8,525	542,787
Welltower, Inc.(a)	19,900	1,803,935
Weyerhaeuser Co.	35,818	992,159
		39,261,519
Food & Staples Retailing — 0.8%
Coles Group Ltd. (Australia)	1,722	17,895
Costco Wholesale Corp.	21,800	6,280,798
ICA Gruppen AB (Sweden)	123	5,677
J Sainsbury PLC (United Kingdom)	54,920	148,126
Koninklijke Ahold Delhaize NV (Netherlands)	6,472	161,794
Kroger Co. (The)	37,992	979,434
Seven & i Holdings Co. Ltd. (Japan)	200	7,687
Sysco Corp.	24,000	1,905,600
Walgreens Boots Alliance, Inc.	39,300	2,173,683
Walmart, Inc.	70,100	8,319,468
Wm Morrison Supermarkets PLC (United Kingdom)	3,633	8,942
Woolworths Group Ltd. (Australia)	4,507	113,467
		20,122,571
Food Products — 0.6%
Archer-Daniels-Midland Co.	27,026	1,109,958
Campbell Soup Co.(a)	9,000	422,280
Conagra Brands, Inc.(a)	23,000	705,640
General Mills, Inc.	29,300	1,615,016
Hershey Co. (The)	7,200	1,115,928
Hormel Foods Corp.(a)	13,300	581,609
J.M. Smucker Co. (The)(a)	5,600	616,112
Kellogg Co.(a)	12,700	817,245
Kraft Heinz Co. (The)	29,717	830,144
Lamb Weston Holdings, Inc.	7,400	538,128
McCormick & Co., Inc.	6,500	1,015,950
Mondelez International, Inc. (Class A Stock)	71,653	3,963,844
Nestle SA (Switzerland)	4,783	518,730
Orkla ASA (Norway)	1,233	11,214
Tate & Lyle PLC (United Kingdom)	7,241	65,411
Toyo Suisan Kaisha Ltd. (Japan)	1,400	56,319
Tyson Foods, Inc. (Class A Stock)	15,400	1,326,556
WH Group Ltd. (Hong Kong), 144A	13,000	11,671
Wilmar International Ltd. (Singapore)	12,700	34,241
		15,355,996
Gas Utilities — 0.0%
Atmos Energy Corp.	5,900	671,951
Snam SpA (Italy)	22,896	115,630
Tokyo Gas Co. Ltd. (Japan)	600	15,145
		802,726
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	87,700	7,337,859

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ABIOMED, Inc.*	2,360	$ 419,820
Alcon, Inc. (Switzerland)*	337	19,652
Align Technology, Inc.*	3,600	651,312
Baxter International, Inc.	24,000	2,099,280
Becton, Dickinson & Co.	13,410	3,392,194
Boston Scientific Corp.*	67,967	2,765,577
Cooper Cos., Inc. (The)	2,440	724,680
Danaher Corp.	31,200	4,506,216
DENTSPLY SIRONA, Inc.	11,800	629,058
Edwards Lifesciences Corp.*	10,300	2,265,073
Hologic, Inc.*	13,600	686,664
Hoya Corp. (Japan)	600	49,179
IDEXX Laboratories, Inc.*	4,400	1,196,492
Intuitive Surgical, Inc.*	5,860	3,163,990
Koninklijke Philips NV (Netherlands)	1,443	66,929
Medtronic PLC	66,290	7,200,420
ResMed, Inc.	7,100	959,281
Smith & Nephew PLC (United Kingdom)	1,365	32,900
Sonova Holding AG (Switzerland)	269	62,493
Stryker Corp.	15,600	3,374,280
Teleflex, Inc.	2,400	815,400
Varian Medical Systems, Inc.*	4,600	547,814
Zimmer Biomet Holdings, Inc.	10,100	1,386,427
		44,352,990
Health Care Providers & Services — 1.2%
Alfresa Holdings Corp. (Japan)	300	6,733
AmerisourceBergen Corp.	8,100	666,873
Anthem, Inc.	12,800	3,073,280
Cardinal Health, Inc.	14,150	667,739
Centene Corp.*	20,800	899,808
Cigna Corp.	18,700	2,838,473
CVS Health Corp.	64,483	4,066,943
DaVita, Inc.*	6,400	365,248
Fresenius SE & Co. KGaA (Germany)	778	36,406
HCA Healthcare, Inc.	13,100	1,577,502
Henry Schein, Inc.*(a)	7,700	488,950
Humana, Inc.	6,850	1,751,339
Laboratory Corp. of America Holdings*	5,000	840,000
McKesson Corp.	9,430	1,288,704
Medipal Holdings Corp. (Japan)	6,700	149,885
Quest Diagnostics, Inc.	6,800	727,804
Suzuken Co. Ltd. (Japan)	2,500	134,723
UnitedHealth Group, Inc.	47,260	10,270,543
Universal Health Services, Inc. (Class B Stock)	4,300	639,625
WellCare Health Plans, Inc.*	2,500	647,925
		31,138,503
Health Care Technology — 0.0%
Cerner Corp.	16,400	1,117,988
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	3,305	68,506
Carnival Corp.	19,300	843,603
Chipotle Mexican Grill, Inc.*	1,270	1,067,397
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	2,826	$ 72,732
Darden Restaurants, Inc.(a)	6,450	762,519
Flutter Entertainment PLC (Ireland)	114	10,647
Hilton Worldwide Holdings, Inc.	14,400	1,340,784
Marriott International, Inc. (Class A Stock)	13,828	1,719,789
McDonald’s Corp.	38,000	8,158,980
MGM Resorts International	23,800	659,736
Norwegian Cruise Line Holdings Ltd.*	10,900	564,293
Oriental Land Co. Ltd. (Japan)	1,100	167,966
Royal Caribbean Cruises Ltd.	8,400	909,972
Sands China Ltd. (Macau)	3,600	16,337
Starbucks Corp.	60,700	5,367,094
TUI AG (Germany)	591	6,875
Wynn Resorts Ltd.	4,700	510,984
Yum! Brands, Inc.	15,500	1,758,165
		24,006,379
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	1,516	12,070
Berkeley Group Holdings PLC (United Kingdom)	2,477	127,065
D.R. Horton, Inc.	16,300	859,173
Garmin Ltd.	6,300	533,547
Leggett & Platt, Inc.	5,400	221,076
Lennar Corp. (Class A Stock)	13,600	759,560
Mohawk Industries, Inc.*	3,340	414,394
Newell Brands, Inc.	18,514	346,582
NVR, Inc.*	100	371,735
PulteGroup, Inc.	11,922	435,749
Sekisui House Ltd. (Japan)	1,000	19,751
Sony Corp. (Japan)	1,900	112,460
Whirlpool Corp.	3,426	542,541
		4,755,703
Household Products — 0.9%
Church & Dwight Co., Inc.	12,500	940,500
Clorox Co. (The)	6,500	987,155
Colgate-Palmolive Co.	42,300	3,109,473
Essity AB (Sweden) (Class B Stock)	1,627	47,429
Henkel AG & Co. KGaA (Germany)	143	13,093
Kimberly-Clark Corp.	17,300	2,457,465
Procter & Gamble Co. (The)	124,225	15,451,106
		23,006,221
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	30,700	501,638
NRG Energy, Inc.	13,300	526,680
		1,028,318
Industrial Conglomerates — 0.7%
3M Co.	28,700	4,718,280
CK Hutchison Holdings Ltd. (Hong Kong)	8,000	70,707
General Electric Co.	426,730	3,814,966

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	36,212	$ 6,127,071
Roper Technologies, Inc.	5,200	1,854,320
		16,585,344
Insurance — 1.2%
Aegon NV (Netherlands)	2,790	11,602
Aflac, Inc.	36,800	1,925,376
Ageas (Belgium)	278	15,413
AIA Group Ltd. (Hong Kong)	18,200	172,127
Allianz SE (Germany)	1,261	293,915
Allstate Corp. (The)	16,800	1,825,824
American International Group, Inc.	42,639	2,374,992
Aon PLC	12,100	2,342,197
Arthur J Gallagher & Co.	9,000	806,130
Assicurazioni Generali SpA (Italy)	1,704	33,053
Assurant, Inc.	3,000	377,460
Aviva PLC (United Kingdom)	5,832	28,595
Baloise Holding AG (Switzerland)	74	13,254
Chubb Ltd.	22,886	3,694,716
Cincinnati Financial Corp.	7,737	902,676
Everest Re Group Ltd.	2,200	585,398
Globe Life, Inc.	5,025	481,194
Hartford Financial Services Group, Inc. (The)	17,700	1,072,797
Japan Post Holdings Co. Ltd. (Japan)	2,400	22,176
Legal & General Group PLC (United Kingdom)	50,315	153,649
Lincoln National Corp.	10,018	604,286
Loews Corp.	13,675	703,989
Marsh & McLennan Cos., Inc.	25,400	2,541,270
Medibank Private Ltd. (Australia)	13,127	30,147
MetLife, Inc.	42,950	2,025,522
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	229	59,244
NN Group NV (Netherlands)	3,330	118,169
Poste Italiane SpA (Italy), 144A	11,475	130,567
Principal Financial Group, Inc.(a)	13,100	748,534
Progressive Corp. (The)	29,300	2,263,425
Tokio Marine Holdings, Inc. (Japan)	900	48,294
Travelers Cos., Inc. (The)	12,935	1,923,305
Unum Group	9,910	294,525
Willis Towers Watson PLC	6,640	1,281,321
Zurich Insurance Group AG (Switzerland)	492	188,239
		30,093,381
Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	14,930	18,231,620
Alphabet, Inc. (Class C Stock)*	15,223	18,556,837
Auto Trader Group PLC (United Kingdom), 144A	18,153	113,749
Facebook, Inc. (Class A Stock)*	119,270	21,239,602
TripAdvisor, Inc.*(a)	5,150	199,202
Twitter, Inc.*	36,800	1,516,160
		59,857,170
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.*	20,630	$ 35,811,823
Booking Holdings, Inc.*	2,210	4,337,368
eBay, Inc.	41,500	1,617,670
Expedia Group, Inc.	6,850	920,708
Rakuten, Inc. (Japan)	6,300	62,500
		42,750,069
IT Services — 2.7%
Accenture PLC (Class A Stock)	31,600	6,078,260
Adyen NV (Netherlands), 144A*	34	22,388
Akamai Technologies, Inc.*	8,000	731,040
Alliance Data Systems Corp.	2,240	287,011
Automatic Data Processing, Inc.	21,700	3,502,814
Broadridge Financial Solutions, Inc.	6,000	746,580
Capgemini SE (France)	251	29,555
Cognizant Technology Solutions Corp. (Class A Stock)	28,200	1,699,473
DXC Technology Co.	13,128	387,276
Fidelity National Information Services, Inc.	30,400	4,035,904
Fiserv, Inc.*	28,500	2,952,315
FleetCor Technologies, Inc.*	4,400	1,261,832
Gartner, Inc.*	4,400	629,156
Global Payments, Inc.	14,477	2,301,843
International Business Machines Corp.	44,100	6,413,022
Jack Henry & Associates, Inc.	3,800	554,686
Leidos Holdings, Inc.	7,100	609,748
Mastercard, Inc. (Class A Stock)	44,500	12,084,865
Nomura Research Institute Ltd. (Japan)	600	12,018
Obic Co. Ltd. (Japan)	900	103,236
Paychex, Inc.	16,200	1,340,874
PayPal Holdings, Inc.*	58,500	6,060,015
VeriSign, Inc.*	5,200	980,876
Visa, Inc. (Class A Stock)(a)	86,200	14,827,262
Western Union Co. (The)(a)	20,210	468,266
Wirecard AG (Germany)	918	147,283
		68,267,598
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	300	18,752
Hasbro, Inc.	5,700	676,533
		695,285
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	16,014	1,227,153
Illumina, Inc.*	7,400	2,251,228
IQVIA Holdings, Inc.*	8,800	1,314,544
Mettler-Toledo International, Inc.*	1,300	915,720
PerkinElmer, Inc.	5,900	502,503
QIAGEN NV*	310	10,202
Thermo Fisher Scientific, Inc.	19,780	5,761,321
Waters Corp.*(a)	3,500	781,305
		12,763,976
Machinery — 0.8%
Alstom SA (France)	1,417	58,711
Amada Holdings Co. Ltd. (Japan)	12,600	136,766

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	1,031	$ 31,712
Atlas Copco AB (Sweden) (Class B Stock)	585	15,843
Caterpillar, Inc.(a)	28,200	3,561,942
Cummins, Inc.	7,300	1,187,491
Deere & Co.	15,680	2,644,902
Dover Corp.	7,500	746,700
Epiroc AB (Sweden) (Class A Stock)	1,022	11,072
Flowserve Corp.	6,100	284,931
Fortive Corp.	14,450	990,692
IDEX Corp.	3,910	640,771
Illinois Tool Works, Inc.	14,800	2,316,052
Ingersoll-Rand PLC	11,900	1,466,199
Kubota Corp. (Japan)	1,700	25,893
Mitsubishi Heavy Industries Ltd. (Japan)	1,800	70,794
PACCAR, Inc.	16,843	1,179,178
Parker-Hannifin Corp.	6,365	1,149,583
Pentair PLC	7,677	290,191
Sandvik AB (Sweden)	1,673	26,033
Schindler Holding AG (Switzerland)	71	15,842
SKF AB (Sweden) (Class B Stock)	581	9,590
Snap-on, Inc.	2,800	438,312
Spirax-Sarco Engineering PLC (United Kingdom)	114	10,973
Stanley Black & Decker, Inc.	7,697	1,111,524
Volvo AB (Sweden) (Class B Stock)	11,123	156,256
Wabtec Corp.(a)	8,851	636,033
Xylem, Inc.	9,000	716,580
Yangzijiang Shipbuilding Holdings Ltd. (China)	54,400	37,855
		19,968,421
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	5	5,332
Media — 0.7%
CBS Corp. (Class B Stock)	17,034	687,663
Charter Communications, Inc. (Class A Stock)*	8,340	3,437,081
Comcast Corp. (Class A Stock)	223,980	10,097,018
Discovery, Inc. (Class A Stock)*(a)	7,800	207,714
Discovery, Inc. (Class C Stock)*	16,600	408,692
DISH Network Corp. (Class A Stock)*	11,400	388,398
Fox Corp. (Class A Stock)	17,700	558,169
Fox Corp. (Class B Stock)	8,233	259,669
Hakuhodo DY Holdings, Inc. (Japan)	900	13,081
Informa PLC (United Kingdom)	1,926	20,167
Interpublic Group of Cos., Inc. (The)	18,831	405,996
News Corp. (Class A Stock)	16,175	225,156
News Corp. (Class B Stock)	4,800	68,616
Omnicom Group, Inc.(a)	11,000	861,300
Pearson PLC (United Kingdom)	1,202	10,907
Publicis Groupe SA (France)	990	48,686
RTL Group SA (Luxembourg)	138	6,640
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	1,965	$ 24,563
		17,729,516
Metals & Mining — 0.1%
Anglo American PLC (South Africa)	7,358	168,932
ArcelorMittal (Luxembourg)	9,939	141,208
BHP Group Ltd. (Australia)	4,524	112,486
BHP Group PLC (Australia)	2,908	61,916
BlueScope Steel Ltd. (Australia)	821	6,681
Boliden AB (Sweden)	420	9,670
Fortescue Metals Group Ltd. (Australia)	11,390	67,870
Freeport-McMoRan, Inc.	69,788	667,871
Newcrest Mining Ltd. (Australia)	1,187	27,733
Newmont Goldcorp Corp.	41,600	1,577,472
Nucor Corp.(a)	15,000	763,650
Rio Tinto Ltd. (Australia)	968	60,746
Rio Tinto PLC (Australia)	2,256	116,898
		3,783,133
Multiline Retail — 0.3%
Dollar General Corp.	12,900	2,050,326
Dollar Tree, Inc.*	11,665	1,331,676
Kohl’s Corp.	8,300	412,178
Macy’s, Inc.(a)	14,674	228,034
Next PLC (United Kingdom)	214	16,259
Nordstrom, Inc.(a)	4,800	161,616
Target Corp.	25,600	2,736,896
Wesfarmers Ltd. (Australia)	1,540	41,422
		6,978,407
Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	10,885	140,906
Ameren Corp.	12,200	976,610
CenterPoint Energy, Inc.	24,000	724,320
CMS Energy Corp.	13,900	888,905
Consolidated Edison, Inc.	16,400	1,549,308
Dominion Energy, Inc.	39,915	3,234,712
DTE Energy Co.	9,100	1,209,936
E.ON SE (Germany)	1,519	14,765
Engie SA (France)	2,790	45,522
NiSource, Inc.	17,300	517,616
Public Service Enterprise Group, Inc.	25,400	1,576,832
Sempra Energy	13,819	2,039,823
WEC Energy Group, Inc.	15,513	1,475,286
		14,394,541
Oil, Gas & Consumable Fuels — 2.0%
Apache Corp.	17,614	450,918
BP PLC (United Kingdom)	16,387	103,792
Cabot Oil & Gas Corp.	19,400	340,858
Chevron Corp.	94,522	11,210,309
Cimarex Energy Co.	4,600	220,524
Concho Resources, Inc.	9,900	672,210
ConocoPhillips	55,577	3,166,777
Devon Energy Corp.	20,300	488,418
Diamondback Energy, Inc.	7,600	683,316
EOG Resources, Inc.	28,500	2,115,270

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	209,499	$ 14,792,724
Hess Corp.	12,700	768,096
HollyFrontier Corp.	8,200	439,848
Kinder Morgan, Inc.	95,398	1,966,153
Marathon Oil Corp.	37,182	456,223
Marathon Petroleum Corp.	33,019	2,005,904
Neste OYJ (Finland)	1,161	38,455
Noble Energy, Inc.(a)	21,900	491,874
Occidental Petroleum Corp.	44,004	1,956,858
OMV AG (Austria)	2,335	125,413
ONEOK, Inc.	20,700	1,525,383
Origin Energy Ltd. (Australia)	2,730	14,739
Phillips 66	21,838	2,236,211
Pioneer Natural Resources Co.	8,550	1,075,334
Repsol SA (Spain)	6,886	107,631
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,479	189,882
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	8,927	263,109
Santos Ltd. (Australia)	28,789	150,818
TOTAL SA (France)	1,298	67,684
Valero Energy Corp.	20,500	1,747,420
Williams Cos., Inc. (The)(a)	58,400	1,405,104
Woodside Petroleum Ltd. (Australia)	1,430	31,199
		51,308,454
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	1,400	6,573
Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	14,700	154,497
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,000	2,188,450
Kao Corp. (Japan)	700	51,973
Unilever NV (United Kingdom), CVA	4,282	257,548
Unilever PLC (United Kingdom)	1,882	113,049
		2,765,517
Pharmaceuticals — 2.2%
Allergan PLC	15,775	2,654,775
Astellas Pharma, Inc. (Japan)	5,900	84,448
AstraZeneca PLC (United Kingdom)	255	22,748
Bayer AG (Germany)	870	61,308
Bristol-Myers Squibb Co.(a)	81,170	4,116,131
Chugai Pharmaceutical Co. Ltd. (Japan)	600	46,783
Eisai Co. Ltd. (Japan)	400	20,433
Eli Lilly & Co.	42,900	4,797,507
GlaxoSmithKline PLC (United Kingdom)	7,623	163,084
H. Lundbeck A/S (Denmark)	1,316	43,644
Johnson & Johnson	131,478	17,010,624
Kyowa Kirin Co. Ltd. (Japan)	1,800	35,172
Merck & Co., Inc.	127,733	10,752,564
Mylan NV*	23,300	460,874
Nektar Therapeutics*(a)	7,200	131,148
Novartis AG (Switzerland)	4,893	423,816
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	2,741	$ 141,062
Otsuka Holdings Co. Ltd. (Japan)	600	22,563
Perrigo Co. PLC	5,700	318,573
Pfizer, Inc.	273,770	9,836,556
Recordati SpA (Italy)	354	15,188
Roche Holding AG (Switzerland)	1,628	474,131
Sanofi (France)	2,743	254,575
Shionogi & Co. Ltd. (Japan)	2,700	150,560
Zoetis, Inc.	23,900	2,977,701
		55,015,968
Professional Services — 0.2%
Adecco Group AG (Switzerland)	238	13,168
Equifax, Inc.	5,900	829,953
IHS Markit Ltd.*	18,400	1,230,592
Intertek Group PLC (United Kingdom)	250	16,851
Nielsen Holdings PLC	17,000	361,250
Recruit Holdings Co. Ltd. (Japan)	1,800	55,057
RELX PLC (United Kingdom)	8,308	197,087
Robert Half International, Inc.	5,700	317,262
Verisk Analytics, Inc.	8,200	1,296,748
Wolters Kluwer NV (Netherlands)	2,115	154,552
		4,472,520
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	15,100	800,451
CK Asset Holdings Ltd. (Hong Kong)	3,500	23,707
Daiwa House Industry Co. Ltd. (Japan)	900	29,374
Henderson Land Development Co. Ltd. (Hong Kong)	2,200	10,249
Hongkong Land Holdings Ltd. (Hong Kong)	21,100	118,706
Mitsubishi Estate Co. Ltd. (Japan)	1,800	34,871
Mitsui Fudosan Co. Ltd. (Japan)	1,100	27,400
Sumitomo Realty & Development Co. Ltd. (Japan)	500	19,091
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	131,018
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	10,933
		1,205,800
Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	3,073	12,247
Central Japan Railway Co. (Japan)	200	41,235
CSX Corp.	38,500	2,666,895
East Japan Railway Co. (Japan)	300	28,704
J.B. Hunt Transport Services, Inc.	4,600	508,990
Kansas City Southern	5,200	691,652
Norfolk Southern Corp.	13,400	2,407,444
Union Pacific Corp.	35,300	5,717,894
West Japan Railway Co. (Japan)	300	25,410
		12,100,471
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*(a)	50,500	1,463,995

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Advantest Corp. (Japan)	2,100	$ 93,490
Analog Devices, Inc.	18,558	2,073,485
Applied Materials, Inc.	46,500	2,320,350
Broadcom, Inc.	19,680	5,433,058
Intel Corp.	221,600	11,419,048
KLA Corp.	8,150	1,299,518
Lam Research Corp.	7,550	1,744,881
Maxim Integrated Products, Inc.(a)	13,400	775,994
Microchip Technology, Inc.(a)	11,800	1,096,338
Micron Technology, Inc.*	54,900	2,352,465
NVIDIA Corp.	30,350	5,283,024
Qorvo, Inc.*	6,007	445,359
QUALCOMM, Inc.	60,100	4,584,428
Skyworks Solutions, Inc.	9,000	713,250
STMicroelectronics NV (Switzerland)	929	17,975
Texas Instruments, Inc.	46,500	6,009,660
Tokyo Electron Ltd. (Japan)	700	134,460
Xilinx, Inc.	12,800	1,227,520
		48,488,298
Software — 3.3%
Adobe, Inc.*	24,200	6,685,250
ANSYS, Inc.*	4,400	973,984
Autodesk, Inc.*	10,800	1,595,160
Cadence Design Systems, Inc.*	13,600	898,688
Check Point Software Technologies Ltd. (Israel)*	200	21,900
Citrix Systems, Inc.	6,500	627,380
CyberArk Software Ltd.*	1,300	129,766
Dassault Systemes SE (France)	973	138,865
Fortinet, Inc.*	7,200	552,672
Intuit, Inc.	12,900	3,430,626
Micro Focus International PLC (United Kingdom)	528	7,351
Microsoft Corp.	379,500	52,761,885
Nice Ltd. (Israel)*	94	13,765
Oracle Corp.	114,000	6,273,420
salesforce.com, Inc.*	43,150	6,405,186
SAP SE (Germany)	337	39,650
Symantec Corp.	30,578	722,558
Synopsys, Inc.*	7,400	1,015,650
Temenos AG (Switzerland)*	101	16,911
		82,310,667
Specialty Retail — 1.2%
ABC-Mart, Inc. (Japan)	300	19,113
Advance Auto Parts, Inc.	3,500	578,900
AutoZone, Inc.*	1,300	1,410,006
Best Buy Co., Inc.	11,425	788,211
CarMax, Inc.*	8,200	721,600
Fast Retailing Co. Ltd. (Japan)	300	179,031
Gap, Inc. (The)(a)	9,500	164,920
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,359	26,341
Home Depot, Inc. (The)	54,550	12,656,691
L Brands, Inc.	10,906	213,648
Lowe’s Cos., Inc.	39,300	4,321,428
O’Reilly Automotive, Inc.*	3,900	1,554,189
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	18,200	$ 1,999,270
Tiffany & Co.(a)	5,220	483,529
TJX Cos., Inc. (The)	60,700	3,383,418
Tractor Supply Co.	6,000	542,640
Ulta Beauty, Inc.*	2,900	726,885
		29,769,820
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	212,660	47,629,460
FUJIFILM Holdings Corp. (Japan)	3,400	149,935
Hewlett Packard Enterprise Co.	67,448	1,023,186
HP, Inc.	75,148	1,421,800
Konica Minolta, Inc. (Japan)	700	4,900
NEC Corp. (Japan)	400	16,984
NetApp, Inc.	12,100	635,371
Ricoh Co. Ltd. (Japan)	1,100	9,960
Seagate Technology PLC	12,100	650,859
Western Digital Corp.	14,703	876,887
Xerox Holdings Corp.	9,290	277,864
		52,697,206
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	692	215,395
Burberry Group PLC (United Kingdom)	641	17,106
Capri Holdings Ltd.*	7,600	252,016
Hanesbrands, Inc.(a)	15,400	235,928
Hermes International (France)	98	67,730
LVMH Moet Hennessy Louis Vuitton SE (France)	699	278,183
Moncler SpA (Italy)	242	8,634
NIKE, Inc. (Class B Stock)	62,300	5,851,216
Puma SE (Germany)	1,804	139,788
PVH Corp.	3,700	326,451
Ralph Lauren Corp.(a)	2,500	238,675
Swatch Group AG (The) (Switzerland)	77	3,877
Tapestry, Inc.	13,400	349,070
Under Armour, Inc. (Class A Stock)*(a)	7,500	149,550
Under Armour, Inc. (Class C Stock)*	7,374	133,691
VF Corp.	16,500	1,468,335
		9,735,645
Tobacco — 0.4%
Altria Group, Inc.	91,900	3,758,710
British American Tobacco PLC (United Kingdom)	6,370	235,012
Imperial Brands PLC (United Kingdom)	4,429	99,364
Japan Tobacco, Inc. (Japan)	1,500	32,865
Philip Morris International, Inc.	76,900	5,839,017
		9,964,968
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	200	10,950
Ashtead Group PLC (United Kingdom)	1,982	55,205
Fastenal Co.	27,400	895,158
ITOCHU Corp. (Japan)	4,000	82,772
Mitsui & Co. Ltd. (Japan)	10,300	169,159
Sumitomo Corp. (Japan)	10,300	161,516

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.*	4,100	$ 511,024
W.W. Grainger, Inc.	2,300	683,445
		2,569,229
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	765	140,135
Fraport AG Frankfurt Airport Services Worldwide (Germany)	282	23,939
Kamigumi Co. Ltd. (Japan)	5,700	129,618
		293,692
Water Utilities — 0.0%
American Water Works Co., Inc.	9,100	1,130,493
United Utilities Group PLC (United Kingdom)	1,042	10,571
		1,141,064
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	7,700	201,007
NTT DOCOMO, Inc. (Japan)	2,000	51,161
SoftBank Group Corp. (Japan)	600	23,720
T-Mobile US, Inc.*	16,000	1,260,320
Vodafone Group PLC (United Kingdom)	3,646	7,264
		1,543,472

Total Common Stocks (cost $387,961,005)		1,249,706,439
Exchange-Traded Funds — 0.3%
iShares Core S&P 500 ETF(a)	23,700	7,074,924
iShares MSCI EAFE ETF(a)	3,059	199,477

Total Exchange-Traded Funds (cost $6,275,026)		7,274,401
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	4,168
Porsche Automobil Holding SE (Germany) (PRFC)	2,175	141,512
Volkswagen AG (Germany) (PRFC)	188	31,968
		177,648
Banks — 0.0%
Citigroup Capital XIII, 8.636%, (Capital Security, fixed to floating preferred)(a)	20,000	548,600
Capital Markets — 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)(rr)	30,000	802,800
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	55	10,040
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	245	$ 24,226

Total Preferred Stocks (cost $1,473,947)		1,563,314

Units
Rights — 0.0%
Multiline Retail
Harvey Norman Holdings Ltd. (Australia), expiring 10/11/19	511	619
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.6%
Automobiles — 2.5%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,200	1,233,314
Series 2019-01, Class B
3.130%	02/18/25	600	611,072
Series 2019-01, Class C
3.360%	02/18/25	700	718,931
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,417,096
Series 2019-03, Class C
2.320%	07/18/25	2,300	2,302,276
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	1,100	1,100,836
Series 2015-02A, Class A, 144A
2.630%	12/20/21	2,700	2,709,846
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,300	1,361,102
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,100	1,170,743
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	2,081,243
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,688,827
Drive Auto Receivables Trust,
Series 2019-03, Class B
2.650%	02/15/24	900	908,516
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	600	607,469
Series 2017-02, Class A, 144A
2.360%	03/15/29	4,200	4,218,687
Series 2018-01, Class A, 144A
3.190%	07/15/31	700	729,062
Series 2018-02, Class A, 144A
3.470%	01/15/30	2,200	2,302,872
Series 2019-01, Class A, 144A
3.520%	07/15/30	3,900	4,124,735

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	3,300	$ 3,345,814
Series 2018-02, Class A
3.170%	03/15/25	9,700	10,027,595
Series 2019-02, Class A
3.060%	04/15/26	1,000	1,037,098
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	300	309,781
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	2,300	2,302,273
Series 2017-02A, Class C, 144A
2.820%	07/15/24	600	601,683
Series 2018-01A, Class A, 144A
3.430%	12/16/24	3,800	3,863,621
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,600	3,753,119
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	30	30,312
Series 2018-04, Class C
3.560%	07/15/24	1,500	1,523,046
Series 2019-03, Class C
2.490%	10/15/25	1,300	1,304,449
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	3,900	3,986,269
			62,371,687
Collateralized Loan Obligations — 3.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.534%(c)	07/22/32	2,500	2,500,349
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.583%(c)	07/15/29	500	500,159
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.640%(c)	07/18/30	1,000	1,000,072
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/29	1,000	999,920
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.123%(c)	01/17/28	1,000	995,233
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	04/15/29	2,500	2,493,380
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.503%(c)	10/17/31	7,000	$ 6,987,277
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.948%(c)	11/15/26	967	966,929
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	1,000	988,369
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.287%(c)	02/05/31	250	247,594
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.486%(c)	07/22/32	2,500	2,500,222
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.443%(c)	10/19/28	7,000	6,985,782
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	1,250	1,247,329
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.133%(c)	04/15/27	1,250	1,245,058
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.893%(c)	04/20/32	4,750	4,752,481
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
3.453%(c)	10/20/31	4,250	4,211,581
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.398%(c)	04/21/31	3,500	3,462,857
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.423%(c)	07/15/31	2,500	2,472,805
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.942%(c)	04/17/30	1,750	1,750,718
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.627%(c)	07/20/32	7,000	7,003,280

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.383%(c)	04/17/31	3,000	$ 2,966,537
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	750	748,887
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.546%(c)	07/20/32	2,500	2,499,905
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.395%(c)	11/14/29	500	498,821
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.603%(c)	07/17/26	2,500	2,500,572
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.478%(c)	07/20/31	1,750	1,737,085
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.533%(c)	07/15/29	1,000	999,601
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
3.927%(c)	07/20/32	7,500	7,501,537
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.596%(c)	07/25/29	1,000	1,002,456
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.486%(c)	01/25/31	1,750	1,737,164
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
3.183%(c)	07/15/27	1,000	1,000,013
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	04/20/29	1,500	1,499,401
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	2,000	1,986,918
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.478%(c)	10/20/31	3,750	3,720,986
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.516%(c)	07/22/32	2,000	1,999,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	07/15/29	1,250	$ 1,255,578
			86,966,830
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.828%(c)	09/14/32	2,600	2,601,622
Oportun Funding LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,127,579
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	821,545
			4,550,746
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,000	4,552,896
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,140,907
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,200	1,233,106
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	525,307
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,650,170
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,600	1,599,491
			7,148,981
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
3.668%(c)	03/25/33	96	96,975
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	05/25/33	57	57,069
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	07/25/32	57	57,432
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)
3.293%(c)	09/25/32	1,550	1,551,428
			1,762,904

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		1,120	$ 1,144,385
Series 2019-02A, Class A, 144A
2.590%	05/20/36		1,929	1,937,837
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%(c)	06/25/24		2,240	2,227,299
				5,309,521
Residential Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46		2,242	2,241,724
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,219	1,229,366
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	03/25/34		708	711,614
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		185	187,022
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		190	191,911
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,064	1,071,544
Series 2019-SL01, Class A, 144A
4.000%	12/28/54		166	166,555
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	06/25/34		168	166,847
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,357	1,361,758
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	1,973	2,145,661
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		854	860,201
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.618%(c)	02/25/57		2,335	2,325,720
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,102	2,121,672
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		198	202,130
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		90	93,576
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		702	713,973
				15,791,274
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 1.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	1,803	$ 1,810,038
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,257	1,284,679
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	490	509,923
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.818%(c)	02/25/46	584	580,034
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,330	1,346,778
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	2,200	2,279,687
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	1,000	1,010,621
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,365,840
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,200	1,239,262
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,400	1,437,911
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	1,500	1,519,721
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.640%(c)	11/27/20	2,070	2,069,979
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	2,600	2,755,142
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,400	1,450,519
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,700	1,700,989
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	984	986,605
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,200	2,266,501
			27,614,229

Total Asset-Backed Securities (cost $213,277,269)			216,069,068
Commercial Mortgage-Backed Securities — 8.4%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,142,653
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,317,748
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,958,210

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	$ 2,594,815
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,058	1,114,574
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,804,549
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,284,511
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	589,906
Series 2014-CR18, Class A4
3.550%	07/15/47	2,100	2,201,835
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,326,544
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,665,438
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,974,127
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,847	1,927,899
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	3,000	3,133,216
Series 2016-M07, Class AB2
2.385%	09/25/26	1,800	1,820,481
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	1,600	1,626,161
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	8,600	8,880,380
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	6,238,219
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	3,075	3,260,767
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.530%(cc)	05/25/22	18,948	587,354
Series K021, Class X1, IO
1.563%(cc)	06/25/22	5,238	174,616
Series K055, Class X1, IO
1.499%(cc)	03/25/26	4,590	343,923
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,506,460
Series K068, Class AM
3.315%	08/25/27	4,100	4,428,485
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,762,899
Series K069, Class AM
3.248%(cc)	09/25/27	750	806,471
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,633,784
Series K070, Class AM
3.364%	12/25/27	1,100	1,192,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K072, Class A2
3.444%	12/25/27	1,400	$ 1,531,806
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,811,189
Series K076, Class A2
3.900%	04/25/28	6,200	6,993,029
Series K076, Class AM
3.900%	04/25/28	1,825	2,046,937
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	3,901,497
Series K077, Class AM
3.850%(cc)	05/25/28	690	772,496
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	5,822,524
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	2,924,053
Series K086, Class AM
3.919%(cc)	12/25/28	800	904,602
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,578,148
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,630	1,755,424
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	3,127,425
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	5,057,462
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	4,274,962
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,219,218
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,100	1,159,783
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,000	5,157,994
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,745,733
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,587,342
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	153	153,024
Series 2013-LC11, Class A4
2.694%	04/15/46	498	507,289
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,101,854
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,327,168
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,353,425
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,275,031

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	$ 9,514,824
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,622,479
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,267,113
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,985,522
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,284,844
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,419,627
Series 2013-C05, Class A3
2.920%	03/10/46	2,676	2,723,375
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,531,628
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,580,470
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,479,570
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,836,975

Total Commercial Mortgage-Backed Securities (cost $202,128,043)			212,634,560
Corporate Bonds — 11.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	1,470	1,587,649
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	706	772,195
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	844,369
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	1,029,561
			4,233,774
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,714,398
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,115	2,185,559
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	13	14,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	412	$ 413,523
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	312	319,781
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	293	308,454
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	206	226,129
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,300	1,302,775
			4,770,303
Auto Manufacturers — 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.750%(c)	04/12/21	355	355,244
Gtd. Notes, 144A
3.100%	04/12/21	480	487,522
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	875	880,058
3.350%	05/04/21	1,455	1,478,969
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	614,384
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	517,405
3.350%	11/01/22	2,845	2,845,383
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	810,694
6.600%	04/01/36	585	670,256
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.161%(c)	04/09/21	820	819,490
Gtd. Notes
3.550%	04/09/21	620	629,030
3.950%	04/13/24	1,700	1,747,482
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,307,449
			14,163,366
Banks — 3.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	400	400,368
Sr. Unsec’d. Notes
3.848%	04/12/23	800	833,673

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	275	$ 309,375
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,145	1,183,644
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,520	1,570,415
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30	1,050	1,082,888
3.499%(ff)	05/17/22	2,275	2,320,133
3.824%(ff)	01/20/28	615	660,168
4.000%	04/01/24	745	798,604
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,805,119
4.450%	03/03/26	4,790	5,220,094
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	1,105,013
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	970	988,637
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	624,274
3.684%	01/10/23	320	325,432
4.375%	01/12/26	323	340,898
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	773,411
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	—(rr)	1,265	1,264,987
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)	1,590	1,623,517
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)	945	971,460
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	640	712,800
Sr. Unsec’d. Notes
3.200%	10/21/26	670	692,602
3.700%	01/12/26	1,610	1,709,697
3.887%(ff)	01/10/28	560	599,848
8.125%	07/15/39	365	598,415
Sub. Notes
4.450%	09/29/27	1,485	1,620,247
4.750%	05/18/46	440	513,142
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	980	1,052,490
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,238,233
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,398,974
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	639,994
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
7.000%	04/15/20	485	$ 496,965
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)	1,800	1,821,006
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)	560	588,000
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,232,032
3.814%(ff)	04/23/29	440	467,152
3.850%	01/26/27	2,625	2,783,475
5.750%	01/24/22	3,265	3,517,683
Sub. Notes
6.750%	10/01/37	225	303,724
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.724%(c)	05/18/21	1,530	1,531,575
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
4.342%(c)	03/08/21	920	943,065
Sr. Unsec’d. Notes
4.875%	01/14/22	1,230	1,302,504
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	417,880
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	540	552,080
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	—(rr)	1,435	1,441,726
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	1,175	1,274,664
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	270	288,868
3.964%(ff)	11/15/48	2,240	2,511,329
4.005%(ff)	04/23/29	1,360	1,485,440
Sub. Notes
3.875%	09/10/24	3,525	3,750,687
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21	3,000	3,014,761
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	—(rr)	640	645,248
Sr. Unsec’d. Notes
4.375%	01/22/47	930	1,091,582
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	610	637,780
3.772%(ff)	01/24/29	1,295	1,384,067
3.875%	01/27/26	550	590,360
4.431%(ff)	01/23/30	455	511,039
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,085,800
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,302,923
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	1,570	1,680,610

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	$ 1,327,158
			76,959,735
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,409,220
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	830	847,740
			2,256,960
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	310,098
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,224,687
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	445	448,127
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,675	2,706,843
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	5	5,734
9.400%	05/15/39	30	48,409
Sr. Unsec’d. Notes, 144A
4.800%	05/15/49	345	381,304
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	620	677,844
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	265	300,052
5.625%	11/15/43	295	327,030
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	899,806
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	648,182
6.500%	09/27/28	405	447,638
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	500	601,966
			8,717,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	$ 946,219
7.000%	10/15/37	390	552,257
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	735	764,400
5.250%	01/15/30	265	277,754
5.875%	09/15/26	275	293,233
			2,833,863
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	2,400	2,542,026
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	150	149,998
			2,692,024
Diversified Financial Services — 0.3%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	3,215	3,273,226
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	735	780,314
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	939,105
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	532,774
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	05/02/18(d)	700	10,080
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12(d)	1,850	25,715
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	285	292,543
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	274,289
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,175	2,177,470
			8,305,516
Electric — 1.3%
Avista Corp.,
First Mortgage
4.350%	06/01/48	845	992,638
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	748,779

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	$ 461,353
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	433,986
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	189,491
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,530,654
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,075	1,246,553
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	742,225
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	1,058,001
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.650%	09/10/24	1,960	1,962,103
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	605	606,506
Exelon Corp.,
Jr. Sub. Notes
3.497%(c)	06/01/22	2,397	2,458,562
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	400	400,000
6.250%	10/01/39	1,375	1,737,986
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	336,561
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	503,711
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	175,193
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,312,657
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,000	1,021,450
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	623,513
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,672,370
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,123,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	$ 528,814
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	1,017,063
5.000%	03/15/44	495	577,852
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	1,260	1,272,838
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	675	702,868
3.700%	05/01/28	850	930,060
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	697,598
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	1,150,050
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	375,348
First Ref. Mortgage, Series C
3.600%	02/01/45	690	699,405
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	509,692
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	556,275
			32,355,657
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	650	657,042
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	1,000	1,048,500
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,350	1,339,065
			2,387,565
Foods — 0.2%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21	2,470	2,549,179
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	360	343,706
Gtd. Notes, 144A
3.750%	04/01/30	1,140	1,150,645

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,120	$ 1,276,659
				5,320,189
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		275	284,465
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,270	1,549,873
				1,834,338
Gas — 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		45	53,151
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		2,355	2,469,729
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	2,232,863
				4,755,743
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		1,445	1,864,108
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		372	393,619
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,226,758
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	241,976
2.250%	03/07/39	EUR	300	390,246
				4,116,707
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	623,431
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	365,284
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		435	440,407
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39		665	725,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	$ 805,584
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	160	163,256
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	340	400,731
			3,523,995
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	444,487
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	600	642,000
			1,086,487
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26(a)	2,010	2,102,938
Insurance — 0.3%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	990	1,013,088
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	1,131,117
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	920,624
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	181,831
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	967,001
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	123,660
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,621,636
6.850%	12/16/39	122	180,320
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	315	325,026
			6,464,303
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	822,405

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	$ 1,113,939
Media — 0.4%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	825	849,775
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	630	762,826
6.484%	10/23/45	1,000	1,216,827
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,709,403
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	1,455	1,632,111
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	677	727,776
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	290,737
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	340	382,870
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	894,625
Walt Disney Co. (The),
Gtd. Notes, 144A
7.625%	11/30/28	1,265	1,779,421
			10,246,371
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	315	326,340
Miscellaneous Manufacturing — 0.2%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,040	1,049,100
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	844,000
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,505,207
			4,398,307
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	565	561,802
2.750%	01/06/23	385	387,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	855	$ 862,836
4.375%	02/11/20	800	804,723
			2,617,314
Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	950	772,787
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47(a)	850	956,953
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	1,350	1,344,395
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	171,518
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	2,141	2,222,696
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	273,094
Encana Corp. (Canada),
Gtd. Notes
6.500%	02/01/38	240	289,060
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	269,662
6.510%	03/07/22	440	478,245
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	1,555	1,680,589
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	400	436,167
Newfield Exploration Co.,
Gtd. Notes
5.750%	01/30/22	80	85,400
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	595	649,058
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%	10/10/36	1,000	493,880
4.850%	03/15/21	287	296,795
6.450%	09/15/36	1,040	1,286,577
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29(a)	610	672,757
Gtd. Notes, 144A
5.093%	01/15/30(a)	577	601,897
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	1,295	1,333,694

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.350%	02/12/48	458	$ 420,861
Gtd. Notes, 144A
6.490%	01/23/27	346	360,913
7.690%	01/23/50	1,682	1,753,485
Gtd. Notes, MTN
6.750%	09/21/47(a)	1,805	1,732,439
6.875%	08/04/26	1,000	1,075,000
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	1,000,619
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	990	1,059,462
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	580	616,832
			22,334,835
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	139	148,385
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	100	101,867
			250,252
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	465	474,537
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	675	714,107
			1,188,644
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	988,081
4.500%	05/14/35	1,595	1,709,244
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	1,770	1,878,959
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.736%(c)	06/25/21	805	804,075
Gtd. Notes, 144A
3.500%	06/25/21	350	357,010
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	280	317,302
4.250%	10/26/49	1,990	2,310,639
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	2,043,304
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	210	$ 229,989
5.125%	07/20/45	991	1,123,260
5.300%	12/05/43	185	215,427
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	2,570	2,581,906
			14,559,196
Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	473	476,548
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	610	628,323
4.950%	06/15/28	795	873,715
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,055	1,124,059
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,204,491
4.875%	06/01/25	2,275	2,502,732
5.200%	03/01/47	25	27,766
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	161,912
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	640	693,860
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	1,315	1,330,889
5.300%	03/01/48	80	69,390
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	246,075
4.900%	01/15/45	1,100	1,162,461
			10,502,221
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	797,398
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	190	196,213
			993,611
Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,951,473

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.003%(c)	04/17/20	795	$ 795,143
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,597,252
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	1,000	1,052,500
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	300	305,111
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	1,037,850
			8,739,329
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,195	1,232,368
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	830	837,962
3.125%	10/15/22	640	648,032
			1,485,994
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	915	927,200
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	360	429,108
			1,356,308
Telecommunications — 0.5%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31	10	14,310
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	1,665	1,737,169
3.600%	07/15/25	250	263,168
3.800%	02/15/27	1,200	1,270,000
4.300%	02/15/30	490	539,136
4.500%	05/15/35	225	246,868
4.550%	03/09/49	4	4,324
4.850%	03/01/39	3,615	4,098,816
5.350%	09/01/40	113	132,401
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(c)	12/15/30	350	533,754
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	400	406,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%(c)	03/20/23	700	$ 702,625
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	1,365	1,516,969
4.125%	08/15/46	520	579,338
4.500%	08/10/33	865	1,004,387
4.862%	08/21/46	615	751,151
			13,800,916
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	973,429
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	907,325
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	138,443
			2,019,197

Total Corporate Bonds (cost $275,075,448)			290,550,170
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	180	204,735
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
2.574%	04/01/31	415	419,955
6.263%	04/01/49	1,305	2,038,671
State of California,
General Obligation, BABs
7.300%	10/01/39	1,250	1,956,450
7.500%	04/01/34	350	539,374
7.550%	04/01/39	245	405,343
7.625%	03/01/40	205	336,364
			5,696,157
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	565	863,936
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,436,822

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation, Series D, BABs
5.000%	11/01/22	2,305	$ 2,481,771
			3,918,593
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	1,611,300
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,400,938
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	538,371
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	328,144
			866,515
Oregon — 0.0%
State of Oregon Department of Transportation Highway,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	587,244
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	694,360
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	444,080

Total Municipal Bonds (cost $12,118,532)			16,287,858
Residential Mortgage-Backed Securities — 1.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	24	0
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	361	360,295
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.469%(cc)	02/25/35	113	114,444
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	263	264,346
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	04/25/28	219	219,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	08/25/28	231	$ 231,053
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	08/25/28	300	300,533
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	08/25/28	300	300,570
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	04/25/29	520	520,101
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	11/01/23	3,500	3,499,999
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.711%(cc)	02/25/37	230	234,595
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	1,837	1,845,354
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	2,192	2,235,260
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,109	2,117,375
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,001	2,002,078
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.512%(c)	08/25/37	672	671,957
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,748	1,814,683
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	04/25/29	150	149,961
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	157	157,699
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	593	594,161
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28	337	338,543
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	07/25/29	1,168	1,170,879
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	03/25/30	2,626	2,626,188

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	02/25/49	600	$ 600,000
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	1,176	1,173,976
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
2.663%(c)	10/15/54	1,234	1,233,619
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29	420	420,491
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.660%(cc)	07/25/35	110	112,591
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)
2.570%(c)	12/22/69	896	896,005
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24	149	149,493
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	603	629,227
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	754	771,646
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,247	1,293,927
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	01/25/48	499	497,135
Oaktown Re Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.568%(c)	07/25/28	414	414,963
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	07/25/29	570	570,926
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	11/27/20	2,209	2,208,674
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21	995	994,695
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,530	1,599,882
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48		768	$ 768,261
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52		1,375	1,376,393
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.458%(cc)	02/25/34		172	175,095
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		22	22,111

Total Residential Mortgage-Backed Securities (cost $37,438,929)				37,678,505
Sovereign Bonds — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,540,981
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	231,882
4.375%	07/12/21		400	414,004
7.375%	09/18/37		450	640,692
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	786,669
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	270,671
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	410,422
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,760	1,867,540
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,510,566
4.450%	02/11/24		355	380,222
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	843,588
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,769,261
4.750%	01/08/26		350	385,905
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	211,432
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,005,464
2.625%	04/20/22		1,400	1,423,187
3.000%	03/12/24		200	208,563

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	$ 421,662
4.500%	04/16/50		340	403,753
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		225	232,858
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		240	254,942
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	846,000
4.817%	03/14/49		200	247,411
5.103%	04/23/48		665	849,537
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,270	1,687,177
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.000%	07/09/39	EUR	365	432,630
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	981,215
2.875%	03/04/23		1,285	1,304,853
4.000%	04/17/25		750	803,325
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,214,159
3.250%	06/01/23		600	625,673
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,260	1,289,663
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		1,140	1,330,950
5.100%	06/18/50		490	583,105

Total Sovereign Bonds (cost $27,074,614)				28,409,962
U.S. Government Agency Obligations — 9.6%
Federal Home Loan Bank
5.500%	07/15/36(k)		850	1,235,879
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		903	896,096
2.500%	03/01/30		521	528,009
3.000%	10/01/28		379	391,702
3.000%	06/01/29		747	769,852
3.000%	01/01/37		239	246,135
3.000%	06/01/42		376	387,197
3.000%	10/01/42		891	918,656
3.000%	01/01/43		802	826,638
3.000%	07/01/43		2,107	2,171,420
3.500%	06/01/42		373	392,384
3.500%	01/01/47		839	871,338
3.500%	02/01/47		1,118	1,158,632
4.000%	06/01/26		486	510,464
4.000%	09/01/26		168	175,160
4.000%	03/01/38		459	481,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/39	635	$ 678,071
4.000%	12/01/40	412	440,126
4.000%	10/01/41	440	471,069
4.000%	01/01/42	150	159,857
4.500%	07/01/20	10	9,955
4.500%	02/01/39	83	90,149
4.500%	09/01/39	149	161,993
4.500%	10/01/39	1,351	1,464,361
4.500%	12/01/39	129	140,048
4.500%	07/01/41	260	278,726
4.500%	07/01/41	1,761	1,909,924
4.500%	08/01/41	127	135,115
4.500%	08/01/41	190	201,688
4.500%	08/01/41	492	533,022
4.500%	10/01/41	149	157,575
4.500%	12/01/47	421	445,149
4.500%	08/01/48	1,231	1,298,403
5.000%	05/01/34	20	21,915
5.000%	05/01/34	279	308,047
5.000%	10/01/35	7	7,698
5.000%	07/01/37	451	498,122
5.000%	05/01/39	63	69,172
5.500%	12/01/33	45	48,320
5.500%	01/01/34	44	48,426
5.500%	06/01/34	78	88,513
5.500%	07/01/34	190	214,902
5.500%	05/01/37	50	57,070
5.500%	02/01/38	413	466,665
5.500%	05/01/38	45	50,713
5.500%	07/01/38	111	125,326
6.000%	03/01/32	162	180,220
6.000%	12/01/33	51	56,617
6.000%	11/01/36	52	58,697
6.000%	01/01/37	43	49,954
6.000%	05/01/37	25	28,729
6.000%	02/01/38	4	4,783
6.000%	08/01/39	62	71,087
6.750%	03/15/31(k)	550	818,899
7.000%	05/01/31	11	11,785
7.000%	06/01/31	13	14,100
7.000%	08/01/31	111	123,666
7.000%	10/01/31	7	6,873
Federal National Mortgage Assoc.
2.000%	08/01/31	826	819,824
2.500%	TBA	2,500	2,520,850
2.500%	01/01/28	756	763,306
2.500%	10/01/43	677	676,272
2.500%	12/01/46	1,418	1,416,585
3.000%	TBA	38,000	38,546,250
3.000%	02/01/27	1,541	1,582,663
3.000%	08/01/30	1,038	1,065,660
3.000%	11/01/36	2,160	2,222,055
3.000%	12/01/42	1,539	1,585,815
3.000%	11/01/46	1,313	1,344,774
3.000%	02/01/47	1,817	1,860,834
3.000%	03/01/47	912	933,893
3.500%	TBA	24,000	24,621,094
3.500%	07/01/31	1,029	1,070,955

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/01/33	2,933	$ 3,043,841
3.500%	06/01/39	539	558,593
3.500%	01/01/42	4,503	4,728,791
3.500%	05/01/42	2,270	2,384,085
3.500%	07/01/42	848	890,101
3.500%	08/01/42	355	373,091
3.500%	08/01/42	1,105	1,160,144
3.500%	09/01/42	502	527,619
3.500%	09/01/42	1,779	1,868,914
3.500%	11/01/42	312	327,307
3.500%	03/01/43	2,476	2,600,608
3.500%	04/01/43	598	629,265
3.500%	04/01/43	923	969,606
3.500%	01/01/46	1,899	1,978,210
3.500%	07/01/46	2,405	2,496,266
3.500%	11/01/46	2,028	2,102,974
3.500%	09/01/47	1,314	1,358,229
3.500%	05/01/48	2,548	2,627,694
4.000%	10/01/41	2,774	2,962,501
4.000%	09/01/44	2,618	2,766,577
4.000%	10/01/46	596	624,320
4.000%	02/01/47	884	926,123
4.000%	09/01/47	2,112	2,211,998
4.000%	11/01/47	809	862,864
4.500%	07/01/33	51	54,116
4.500%	08/01/33	45	47,886
4.500%	09/01/33	103	111,185
4.500%	10/01/33	10	10,621
4.500%	10/01/33	34	36,886
4.500%	10/01/33	127	136,492
4.500%	01/01/35	2	1,789
4.500%	07/01/39	890	963,817
4.500%	08/01/39	1,358	1,470,476
4.500%	03/01/41	474	513,464
4.500%	11/01/47	3,949	4,173,437
4.500%	01/01/49	1,298	1,364,924
5.000%	03/01/34	238	262,840
5.000%	06/01/35	88	97,173
5.000%	07/01/35	118	130,068
5.000%	09/01/35	77	84,850
5.000%	11/01/35	92	101,583
5.000%	02/01/36	111	122,074
5.000%	05/01/36	55	60,572
5.500%	09/01/33	225	253,693
5.500%	10/01/33	78	86,915
5.500%	12/01/33	54	61,394
5.500%	01/01/34	1	1,401
5.500%	12/01/34	174	196,428
5.500%	10/01/35	598	669,581
5.500%	03/01/36	132	149,414
5.500%	05/01/36	118	133,311
5.500%	04/01/37	97	109,026
6.000%	05/01/21	17	17,081
6.000%	08/01/22	27	27,202
6.000%	04/01/33	17	18,679
6.000%	06/01/33	6	6,612
6.000%	10/01/33	306	345,510
6.000%	11/01/33	6	6,361
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/33	15	$ 17,058
6.000%	11/01/33	47	52,183
6.000%	01/01/34	288	330,220
6.000%	02/01/34	67	77,122
6.000%	03/01/34	31	34,372
6.000%	03/01/34	59	65,640
6.000%	07/01/34	175	201,337
6.000%	08/01/34	1	678
6.000%	10/01/34	3	3,671
6.000%	11/01/34	3	2,870
6.000%	11/01/34	33	37,225
6.000%	01/01/35	65	71,754
6.000%	01/01/35	157	174,226
6.000%	02/01/35	4	4,239
6.000%	02/01/35	76	84,462
6.000%	02/01/35	252	290,481
6.000%	03/01/35	2	2,529
6.000%	04/01/35	1	997
6.000%	07/01/36	43	49,320
6.000%	02/01/37	73	84,230
6.000%	05/01/37	27	31,093
6.000%	06/01/37	1	784
6.000%	08/01/37	—(r )	205
6.000%	08/01/37	16	18,714
6.000%	09/01/37	—(r )	381
6.000%	10/01/37	36	40,791
6.000%	05/01/38	66	76,116
6.000%	06/01/38	2	2,740
6.250%	05/15/29(k)	1,245	1,721,291
6.500%	07/01/32	43	47,935
6.500%	09/01/32	2	1,815
6.500%	09/01/32	14	15,201
6.500%	09/01/32	53	59,415
6.500%	09/01/32	62	69,922
6.500%	09/01/32	88	98,380
6.500%	04/01/33	99	113,959
6.500%	11/01/33	22	24,232
6.500%	01/01/34	43	48,365
6.500%	09/01/34	61	67,657
6.500%	10/01/34	108	120,589
6.500%	09/01/36	54	63,832
6.500%	10/01/36	23	27,109
6.500%	11/01/36	21	23,970
6.500%	01/01/37	40	44,232
6.500%	01/01/37	107	120,125
6.625%	11/15/30(k)	800	1,171,572
7.000%	02/01/32	31	34,678
7.000%	05/01/32	15	17,280
7.000%	06/01/32	19	22,036
7.000%	07/01/32	56	63,578
7.125%	01/15/30(k)	3,195	4,746,026
Government National Mortgage Assoc.
2.500%	03/20/43	290	294,010
2.500%	12/20/46	710	717,940
3.000%	TBA	3,500	3,588,594
3.000%	12/20/44	315	325,254
3.000%	03/15/45	1,003	1,029,754
3.000%	11/20/45	899	926,828

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/20/46	2,060	$ 2,123,439
3.000%	07/20/46	3,823	3,941,599
3.000%	08/20/46	1,424	1,468,798
3.000%	11/20/46	726	748,146
3.000%	12/20/46	1,300	1,340,205
3.000%	01/20/47	370	381,303
3.000%	04/20/47	1,546	1,593,161
3.500%	TBA	11,500	11,903,174
3.500%	12/20/42	1,311	1,391,936
3.500%	05/20/43	402	426,899
3.500%	04/20/45	1,719	1,797,468
3.500%	07/20/46	6,545	6,827,396
3.500%	07/20/48	6,315	6,547,914
4.000%	06/15/40	82	87,707
4.000%	05/20/41	70	74,759
4.000%	12/20/42	671	715,886
4.000%	08/20/44	311	330,804
4.000%	11/20/45	704	745,500
4.000%	12/20/45	1,862	1,978,182
4.000%	09/20/47	7,596	7,934,983
4.500%	04/15/40	592	644,839
4.500%	01/20/41	508	556,017
4.500%	02/20/41	840	919,354
4.500%	03/20/41	423	462,341
4.500%	06/20/44	623	667,588
4.500%	09/20/46	555	593,184
4.500%	11/20/46	844	904,529
4.500%	03/20/47	567	599,412
4.500%	05/20/48	1,497	1,565,911
4.500%	08/20/48	2,597	2,723,767
5.000%	10/20/37	100	110,886
5.000%	04/20/45	629	694,677
5.500%	08/15/33	245	265,805
5.500%	08/15/33	273	297,091
5.500%	09/15/33	78	84,648
5.500%	12/15/33	26	28,215
5.500%	03/15/34	156	169,434
5.500%	12/15/34	304	345,477
5.500%	07/15/35	64	71,617
5.500%	04/15/36	101	109,313
6.000%	11/15/23	—(r )	333
6.000%	05/15/32	—(r )	85
6.000%	04/15/33	7	7,894
6.000%	12/15/33	101	112,219
6.000%	01/15/34	21	23,310
6.000%	01/15/34	34	38,794
6.000%	01/15/34	65	74,594
6.000%	06/20/34	112	130,074
6.000%	07/15/34	82	93,964
6.500%	10/15/23	1	934
6.500%	12/15/23	3	3,560
6.500%	01/15/24	—(r )	458
6.500%	01/15/24	1	1,146
6.500%	01/15/24	3	3,390
6.500%	01/15/24	10	11,254
6.500%	01/15/24	11	12,428
6.500%	01/15/24	15	16,253
6.500%	01/15/24	30	33,018
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	01/15/24	49	$ 54,395
6.500%	02/15/24	2	2,483
6.500%	02/15/24	4	4,713
6.500%	02/15/24	5	5,291
6.500%	02/15/24	6	6,125
6.500%	02/15/24	7	7,252
6.500%	02/15/24	11	11,849
6.500%	03/15/24	1	1,328
6.500%	03/15/24	2	2,711
6.500%	03/15/24	3	3,686
6.500%	04/15/24	—(r )	362
6.500%	04/15/24	1	1,434
6.500%	04/15/24	2	1,953
6.500%	04/15/24	2	2,294
6.500%	04/15/24	6	7,038
6.500%	04/15/24	11	11,786
6.500%	05/15/24	4	3,979
6.500%	05/15/24	4	4,668
6.500%	05/15/24	17	18,495
6.500%	10/15/24	16	17,149
6.500%	11/15/28	5	5,363
6.500%	08/15/31	5	6,002
6.500%	12/15/31	10	11,583
6.500%	02/15/32	36	39,870
6.500%	06/15/32	23	25,013
6.500%	07/15/32	38	42,512
6.500%	08/15/32	5	5,740
6.500%	08/15/32	7	7,797
6.500%	08/15/32	8	8,391
6.500%	08/15/32	26	28,980
6.500%	08/15/32	187	219,685
6.500%	08/15/34	25	28,658
6.500%	06/15/35	39	44,724
6.500%	09/15/36	59	68,574
8.000%	01/15/24	7	6,843
8.000%	07/15/24	—(r )	408
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t. Gtd. Notes
3.000%	06/30/25	915	976,004
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	753,817

Total U.S. Government Agency Obligations (cost $238,147,416)			242,350,790
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
2.875%	05/15/49	280	326,561
3.000%	05/15/45	25,420	29,929,071
3.750%	11/15/43	325	427,489
U.S. Treasury Notes
1.500%	09/15/22	350	349,344
1.500%	09/30/24	495	493,762
U.S. Treasury Strips Coupon
2.241%(s)	05/15/28	225	193,615

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.280%(s)	08/15/35	80	$ 58,260

Total U.S. Treasury Obligations (cost $31,434,735)			31,778,102

Total Long-Term Investments (cost $1,432,404,964)			2,334,303,788

	Shares
Short-Term Investments — 12.9%
Affiliated Mutual Funds — 12.8%
PGIM Core Ultra Short Bond Fund(w)	259,997,352	259,997,352
PGIM Institutional Money Market Fund (cost $62,113,869; includes $61,990,737 of cash collateral for securities on loan)(b)(w)	62,113,884	62,120,096

Total Affiliated Mutual Funds (cost $322,111,221)		322,117,448

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
1.914%(n)	12/19/19(k)	1,895	1,887,825
(cost $1,887,078)
Options Purchased*~ — 0.0%
(cost $16,597)			366,962

Total Short-Term Investments (cost $324,014,896)			324,372,235

TOTAL INVESTMENTS—105.5% (cost $1,756,419,860)			2,658,676,023

Liabilities in excess of other assets(z) — (5.5)%			(138,626,723)

Net Assets — 100.0%			$ 2,520,049,300

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMS	Constant Maturity Swap
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,637,478; cash collateral of $61,990,737 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	600	$ 524
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	400	291
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,424	24,825
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,357	24,048
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,892	56,433
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	11,696	115,516
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	11,860	122,653
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,357	22,672
Total Options Purchased (cost $16,597)							$366,962
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
673	5 Year U.S. Treasury Notes	Dec. 2019	$80,186,900	$ (254,669)
223	10 Year U.S. Ultra Treasury Notes	Dec. 2019	31,756,594	(429,320)
407	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	78,105,844	(1,518,939)
6	Mini MSCI EAFE Index	Dec. 2019	569,520	(2,942)
137	S&P 500 E-Mini Index	Dec. 2019	20,402,725	(204,416)
17	S&P 500 Index	Dec. 2019	12,658,625	(98,026)
				(2,508,312)
Short Positions:
214	90 Day Euro Dollar	Dec. 2020	52,710,875	57,172
297	2 Year U.S. Treasury Notes	Dec. 2019	64,003,500	26,015
28	10 Year Euro-Bund	Dec. 2019	5,317,866	40,710
64	10 Year U.S. Treasury Notes	Dec. 2019	8,340,000	(22,655)
269	20 Year U.S. Treasury Bonds	Dec. 2019	43,662,062	630,483
				731,725
				$(1,776,587)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	The Toronto-Dominion Bank	EUR	8,396	$9,228,102	$9,152,336	$—	$(75,766)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	Citibank, N.A.	EUR	7,277	$ 8,113,434	$ 7,932,566	$180,868	$ —
Expiring 10/02/19	Morgan Stanley & Co. International PLC	EUR	1,119	1,233,183	1,219,770	13,413	—
Expiring 11/04/19	The Toronto-Dominion Bank	EUR	8,396	9,250,183	9,176,101	74,082	—
				$18,596,800	$18,328,437	268,363	—
						$268,363	$(75,766)
A29

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreement outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	15,600	$64,115	$101,838	$37,723
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$ (31,287)	$ (98,425)	$ (67,138)
EUR	790	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(7,175)	(191,555)	(184,380)
	7,968	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(2,753)	87,758	90,511
	109,263	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	295,706	295,706
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(15,499)	(15,499)
	2,340	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	5,023	5,023
	22,000	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(629,200)	(629,200)
	14,815	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	32,653	(459,373)	(492,026)
	11,300	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	35,176	(527,933)	(563,109)
	7,455	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(452,110)	(452,110)
	1,180	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(75,420)	(75,420)
	4,758	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,259)	(425,757)	(422,498)
	2,620	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(232,655)	(232,655)
	3,685	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,907	(334,511)	(337,418)
	11,431	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	657	(1,040,580)	(1,041,237)
	27,645	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	216,719	(1,155,183)	(1,371,902)
	615	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(26,989)	(26,989)
	4,251	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(15,685)	(264,454)	(248,769)
	125	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(492)	(2,894)	(2,402)
	5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,809	(204,161)	(266,970)
	1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	(49,572)	(51,075)
	925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(43,408)	(43,408)
	3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	(172,815)	(170,818)
	525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(32,309)	(32,309)
	13,836	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(209,164)	(1,503,602)	(1,294,438)
	4,601	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(18,250)	(498,414)	(480,164)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(28,832)	(28,832)
A30

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,120	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$ —	$ (12,141)	$ (12,141)
				$ 62,362	$(8,089,305)	$(8,151,667)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(M)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	11,000	$17,152	$—	$17,152

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31